Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Jun. 09, 2021
Numerator:
Net loss attributable to UpHealth, Inc. | $	$ (32,784)	$ (336)	$ (35,734)	$ (539)
Denominator:
Weighted average shares outstanding (in shares)	94,170,000	50,050,000	83,585,000	50,050,000	5,091,975
Diluted effect of stock awards (in shares)	0	0	0	0
Weighted average shares outstanding assuming dilution (in shares)	94,170,000	50,050,000	83,585,000	50,050,000	5,091,975
Net loss per share attributable to UpHealth, Inc.:
Basic (in dollars per share) | $ / shares	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	$ (0.43)
Diluted (in dollars per share) | $ / shares	$ (0.35)	$ (0.01)	$ (0.43)	$ (0.01)	$ (0.43)
Exchange ratio						10.28